Deposits	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Deposits

Note 11: Deposits
Table 11.1 presents a summary of the time certificates of deposit (CDs) and other time deposits issued by domestic and foreign offices.

Table 11.1: Time Certificates of Deposit

	December 31,
(in billions)	2015	2014
Total domestic and foreign	$98.5	124.9
Domestic:
$100,000 or more	48.9	14.7
$250,000 or more	43.0	6.9
Foreign:
$100,000 or more	9.5	16.4
$250,000 or more	9.5	16.4

Substantially all CDs and other time deposits issued by domestic and foreign offices were interest bearing. The contractual maturities of these deposits are presented in Table 11.2.

Table 11.2: Contractual Maturities of CDs and Other Time Deposits

(in millions)	December 31, 2015
2016	$81,846
2017	5,549
2018	3,643
2019	2,200
2020	1,121
Thereafter	4,155
Total	$98,514

The contractual maturities of the domestic time deposits with a denomination of $100,000 or more are presented in Table 11.3.

Table 11.3: Contractual Maturities of Domestic Time Deposits

(in millions)	2015
Three months or less	$36,683
After three months through six months	6,010
After six months through twelve months	2,143
After twelve months	4,091
Total	$48,927

Demand deposit overdrafts of $523 million and $581 million were included as loan balances at December 31, 2015 and 2014, respectively.